Financial Information on Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 2,234,218,853	$ 2,370,971,259
Total Non Current Assets	10,485,678,731	9,462,749,777
TOTAL ASSETS	12,719,897,584	11,833,721,036
Total Current Liabilities	2,243,487,401	2,793,918,344
Non-current Liabilities	5,150,030,668	4,278,916,420
Equity	5,326,379,515	4,760,886,272	$ 4,388,939,303	$ 3,346,492,898
TOTAL LIABILITIES AND EQUITY	12,719,897,584	11,833,721,036
Revenue	3,904,732,890	4,262,591,097	4,379,000,090
Raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Contribution Margin	1,081,566,379	1,384,660,534	1,556,907,796
Income before Taxes	225,971,535	906,925,876	1,778,680,669
Income tax expense	(34,928,564)	(226,912,485)	(469,696,880)
Profit (loss)	191,042,971	680,013,391	1,308,983,789
Other Comprehensive Income	585,668,760	(83,666,279)	122,384,935
TOTAL COMPREHENSIVE INCOME	$ 776,711,731	$ 596,347,112	$ 1,431,368,724
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 669,750,787	$ 536,336,504	$ 517,448,832
Total Non Current Assets	2,213,624,569	1,849,188,188	1,503,735,962
TOTAL ASSETS	2,883,375,356	2,385,524,692	2,021,184,794
Total Current Liabilities	775,649,811	576,000,953	707,079,953
Non-current Liabilities	1,436,878,152	1,110,485,916	629,125,828
Equity	670,847,393	699,037,823	684,979,013
TOTAL LIABILITIES AND EQUITY	2,883,375,356	2,385,524,692	2,021,184,794
Revenue	1,641,409,755	1,511,618,986	1,390,067,039
Raw materials and consumables used	(1,467,109,226)	(1,321,193,173)	(1,219,057,344)
Contribution Margin	(174,300,529)	190,425,813	171,009,695
Gross Operating Income	60,469,139	92,378,064	80,618,603
Operating Income	(12,218,650)	31,333,214	13,031,895
Financial Results	(23,360,369)	(22,406,029)	(11,117,156)
Income before Taxes	(35,579,019)	8,016,459	1,914,739
Income tax expense	10,093,354	5,986,351	20,211,987
Profit (loss)	(25,485,665)	14,002,810	22,126,726
Other Comprehensive Income	(2,704,765)	4,256,843	(6,670,042)
TOTAL COMPREHENSIVE INCOME	$ (28,190,430)	$ 18,259,653	$ 15,456,684
Grupo Enel Transmisin Chile [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Total Current Assets			$ 1,616,083,142
Total Non Current Assets			2,654,629,663
TOTAL ASSETS			4,270,712,805
Total Current Liabilities			899,409,125
Non-current Liabilities			1,202,746,824
Equity			2,168,556,856
TOTAL LIABILITIES AND EQUITY			4,270,712,805
Revenue			3,666,453,365
Raw materials and consumables used			(2,927,568,119)
Contribution Margin			738,885,246
Gross Operating Income			593,454,679
Operating Income			525,197,060
Financial Results			(36,631,364)
Income before Taxes			635,647,512
Income tax expense			(71,927,760)
Profit (loss)			563,719,752
Other Comprehensive Income			147,458,665
TOTAL COMPREHENSIVE INCOME			$ 711,178,417
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 1,757,858,299	$ 1,639,751,390	$ 509,513,449
Total Non Current Assets	2,927,683,402	2,891,976,787	1,493,545,567
TOTAL ASSETS	4,685,541,701	4,531,728,177	2,003,059,016
Total Current Liabilities	1,094,624,777	1,253,245,045	695,744,040
Non-current Liabilities	853,934,154	874,687,249	629,055,841
Equity	2,736,982,770	2,403,795,883	678,259,135
TOTAL LIABILITIES AND EQUITY	4,685,541,701	4,531,728,177	2,003,059,016
Revenue	2,961,926,314	3,093,713,774	1,386,278,469
Raw materials and consumables used	(2,339,691,479)	(2,492,460,074)	(1,217,064,139)
Contribution Margin	(622,234,834)	601,253,700	169,214,330
Gross Operating Income	498,934,150	479,828,601	79,680,726
Operating Income	441,872,262	421,257,037	14,077,959
Financial Results	(27,920,001)	43,699,104	(11,098,303)
Income before Taxes	558,864,064	623,784,931	2,979,657
Income tax expense	(82,252,530)	(111,039,121)	19,475,413
Profit (loss)	476,611,534	512,745,810	22,455,070
Other Comprehensive Income	182,007,551	(89,523,631)	(6,665,575)
TOTAL COMPREHENSIVE INCOME	$ 658,619,085	$ 423,222,179	$ 15,789,495
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 659,256,202	$ 527,062,985	$ 153,652,579
Total Non Current Assets	2,200,865,345	1,838,003,681	156,567,496
TOTAL ASSETS	2,860,121,547	2,365,066,666	310,220,075
Total Current Liabilities	764,742,650	565,443,694	97,367,848
Non-current Liabilities	1,436,842,637	1,110,458,785	38,214,373
Equity	658,536,260	689,164,187	174,637,854
TOTAL LIABILITIES AND EQUITY	2,860,121,547	2,365,066,666	310,220,075
Revenue	1,636,765,123	1,507,064,996	272,441,946
Raw materials and consumables used	(1,462,595,679)	(1,319,758,411)	(8,068,518)
Contribution Margin	(174,169,443)	187,306,585	264,373,428
Gross Operating Income	60,673,321	90,583,023	256,448,537
Operating Income	(11,000,088)	28,536,267	248,835,473
Financial Results	(23,676,847)	(21,595,248)	5,859,222
Income before Taxes	(34,676,935)	6,030,293	254,694,695
Income tax expense	9,678,533	6,318,917	(67,785,473)
Profit (loss)	(24,998,402)	12,349,210	186,909,222
Other Comprehensive Income	(2,700,019)	4,255,736
TOTAL COMPREHENSIVE INCOME	$ (27,698,421)	$ 16,604,946	$ 186,909,222
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 92,706,260	$ 91,177,341
Total Non Current Assets	158,625,979	155,350,662
TOTAL ASSETS	251,332,239	246,528,003
Total Current Liabilities	51,508,159	50,383,350
Non-current Liabilities	34,309,142	36,279,770
Equity	165,514,938	159,864,883
TOTAL LIABILITIES AND EQUITY	251,332,239	246,528,003
Revenue	249,124,751	217,717,148	$ 96,056,284
Raw materials and consumables used	(16,366,495)	(7,818,815)	(2,416,696)
Contribution Margin	(232,758,255)	209,898,332	93,639,588
Gross Operating Income	224,506,165	201,464,786	79,237,171
Operating Income	217,595,776	194,705,044	70,500,241
Financial Results	3,797,253	6,861,192	(9,460,824)
Income before Taxes	221,393,029	201,566,236	61,039,418
Income tax expense	(59,584,001)	(53,910,507)	(12,513,925)
Profit (loss)	161,809,028	147,655,728	48,525,493
Other Comprehensive Income			55,652
TOTAL COMPREHENSIVE INCOME	$ 161,809,028	$ 147,655,728	$ 48,581,145
Arcadia Generacin Solar S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 71,021,967
Total Non Current Assets	79,563,449
TOTAL ASSETS	150,585,416
Total Current Liabilities	73,394,163
Non-current Liabilities	87,611,986
Equity	(10,420,733)
TOTAL LIABILITIES AND EQUITY	150,585,416
Revenue	47,372,440
Raw materials and consumables used	(25,938,804)
Contribution Margin	(21,433,636)
Gross Operating Income	2,978,191
Operating Income	2,051,031
Financial Results	(14,272,853)
Income before Taxes	(12,221,822)
Income tax expense	3,517,272
Profit (loss)	(8,704,550)
Other Comprehensive Income	17,759
TOTAL COMPREHENSIVE INCOME	$ (8,686,791)
Enel Transmisin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate	Separate
Total Current Assets			$ 120,842,754
Total Non Current Assets			129,627,868
TOTAL ASSETS			250,470,622
Total Current Liabilities			227,063,403
Non-current Liabilities			1,615,388
Equity			21,791,831
TOTAL LIABILITIES AND EQUITY			250,470,622
Revenue		$ 43,093,497	44,555,174
Raw materials and consumables used		(908,539)	(19,227,050)
Contribution Margin		42,184,958	25,328,124
Gross Operating Income		30,522,549	10,911,375
Operating Income		13,883,421	10,785,706
Financial Results		570,731	(9,297,839)
Income before Taxes		14,454,153	918,355
Income tax expense		(5,973,184)	930,710
Profit (loss)		8,480,969	1,849,065
Other Comprehensive Income		8,442,564	(72,940)
TOTAL COMPREHENSIVE INCOME		$ 16,923,533	$ 1,776,125
Enel X Chile SpA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 16,935,442	$ 83,136,706
Total Non Current Assets	2,544,040	109,373,485
TOTAL ASSETS	19,479,482	192,510,191
Total Current Liabilities	6,784,325	106,830,357
Non-current Liabilities	417,771	87,413,776
Equity	12,277,386	(1,733,942)
TOTAL LIABILITIES AND EQUITY	19,479,482	192,510,191
Revenue	3,073,703	46,467,999
Raw materials and consumables used	(2,645,090)	(18,085,114)
Contribution Margin	(428,613)	28,382,885
Gross Operating Income	(1,309,643)	13,553,843
Operating Income	(1,508,397)	12,349,930
Financial Results	147,744	(42,751,424)
Income before Taxes	(1,360,653)	(30,401,494)
Income tax expense	(1,427,097)	8,468,810
Profit (loss)	(2,787,750)	(21,932,684)
Other Comprehensive Income	(27,715)	(30,735)
TOTAL COMPREHENSIVE INCOME	$ (2,815,465)	$ (21,963,419)
Enel Mobility Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 2,362,663
Total Non Current Assets	8,185,400
TOTAL ASSETS	10,548,063
Total Current Liabilities	11,599,376
Equity	(1,051,313)
TOTAL LIABILITIES AND EQUITY	10,548,063
Revenue	690,515
Raw materials and consumables used	(545,687)
Contribution Margin	(144,828)
Gross Operating Income	(1,042,732)
Operating Income	(1,427,396)
Financial Results	(561,638)
Income before Taxes	(1,989,033)
Income tax expense	(93,549)
Profit (loss)	(2,082,582)
TOTAL COMPREHENSIVE INCOME	$ (2,082,582)
Empresa de Transmision Chena S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Total Current Assets			$ 25,635,151
Total Non Current Assets			449,371,985
TOTAL ASSETS			475,007,136
Total Current Liabilities			54,576,871
Non-current Liabilities			9,795,709
Equity			410,634,556
TOTAL LIABILITIES AND EQUITY			475,007,136
Revenue			42,338,738
Raw materials and consumables used			(2,085,161)
Contribution Margin			40,253,577
Gross Operating Income			2,484,607
Operating Income			(16,314,492)
Financial Results			(1,906,202)
Income before Taxes			(18,220,694)
Income tax expense			5,882,266
Profit (loss)			(12,338,428)
Other Comprehensive Income			436,250
TOTAL COMPREHENSIVE INCOME			$ (11,902,178)
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 52,681,092	$ 20,720,312	$ 127,752,924
Total Non Current Assets	485,600,836	449,885,526	84,532,822
TOTAL ASSETS	538,281,928	470,605,838	212,285,746
Total Current Liabilities	38,660,048	37,049,192	12,169,016
Non-current Liabilities	6,749,581	10,307,294	25,153,714
Equity	492,872,299	423,249,352	174,963,016
TOTAL LIABILITIES AND EQUITY	538,281,928	470,605,838	212,285,746
Revenue	53,157,963	45,865,852	27,384,124
Raw materials and consumables used	(15,351,291)	(11,566,230)	(1,255,906)
Contribution Margin	(37,806,672)	34,299,622	26,128,218
Gross Operating Income	32,362,187	26,786,584	22,691,033
Operating Income	5,470,154	4,392,257	15,654,610
Financial Results	7,131,725	(940,485)	2,650,649
Income before Taxes	12,601,879	3,451,771	18,305,259
Income tax expense	(2,294,234)	(1,209,441)	(5,114,251)
Profit (loss)	10,307,645	2,242,330	13,191,008
Other Comprehensive Income	59,315,301	10,372,466	(228,602)
TOTAL COMPREHENSIVE INCOME	$ 69,622,946	$ 12,614,796	$ 12,962,406
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 167,635,258	$ 138,191,942	$ 155,208,869
Total Non Current Assets	85,504,106	79,433,206	3,614,007,070
TOTAL ASSETS	253,139,364	217,625,148	3,769,215,939
Total Current Liabilities	10,572,831	7,836,118	734,804,810
Non-current Liabilities	24,774,608	23,511,505	1,950,173,417
Equity	217,791,925	186,277,525	1,084,237,712
TOTAL LIABILITIES AND EQUITY	253,139,364	217,625,148	3,769,215,939
Revenue	13,273,053	14,016,228	497,274,888
Raw materials and consumables used	(1,317,734)	(1,221,066)	(247,339,410)
Contribution Margin	(11,955,320)	12,795,162	249,935,478
Gross Operating Income	8,070,944	9,457,579	182,795,798
Operating Income	445,862	2,703,605	97,069,706
Financial Results	6,817,527	6,961,749	(59,481,555)
Income before Taxes	7,263,389	9,665,354	37,588,151
Income tax expense	(1,898,972)	(2,997,342)	(11,322,450)
Profit (loss)	5,364,417	6,668,012	26,265,701
Other Comprehensive Income	26,149,984	4,646,496	(2,216,269)
TOTAL COMPREHENSIVE INCOME	$ 31,514,401	$ 11,314,508	$ 24,049,432
Enel Green Power Chile S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate	Consolidated
Total Current Assets		$ 129,441,688	$ 291,452,465
Total Non Current Assets		3,700,078,682	3,734,811,118
TOTAL ASSETS		3,829,520,370	4,026,263,583
Total Current Liabilities		704,179,322	784,406,218
Non-current Liabilities		2,296,094,345	1,990,260,594
Equity		829,246,703	1,251,596,771
TOTAL LIABILITIES AND EQUITY		3,829,520,370	4,026,263,583
Revenue		533,135,755	510,321,233
Raw materials and consumables used		(208,840,806)	(198,979,315)
Contribution Margin		324,294,949	311,341,918
Gross Operating Income		243,660,309	210,023,156
Operating Income		147,896,440	98,022,568
Financial Results		(81,930,070)	(54,359,950)
Income before Taxes		65,966,371	40,852,508
Income tax expense		(16,113,795)	(11,617,745)
Profit (loss)		49,852,576	29,234,763
Other Comprehensive Income		21,410,915	7,747,281
TOTAL COMPREHENSIVE INCOME		$ 71,263,491	$ 36,982,044
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Consolidated	Consolidated
Total Current Assets	$ 164,466,777	$ 265,831,009	$ 1,700,122,637
Total Non Current Assets	4,241,781,610	3,806,579,686	2,707,181,983
TOTAL ASSETS	4,406,248,387	4,072,410,695	4,407,304,620
Total Current Liabilities	570,623,171	726,541,701	1,082,602,388
Non-current Liabilities	2,839,560,300	2,335,254,987	1,240,478,531
Equity	996,064,916	1,010,614,007	2,084,223,701
TOTAL LIABILITIES AND EQUITY	4,406,248,387	4,072,410,695	4,407,304,620
Revenue	614,080,766	536,160,033	3,818,906,698
Raw materials and consumables used	(173,871,990)	(169,604,794)	(2,818,054,885)
Contribution Margin	(440,208,775)	366,555,239	1,000,851,813
Gross Operating Income	353,307,960	279,904,471	849,770,172
Operating Income	181,693,468	154,342,148	774,032,534
Financial Results	(113,340,043)	(74,647,386)	(30,772,142)
Income before Taxes	68,353,425	79,749,325	751,020,012
Income tax expense	(19,489,923)	(20,485,619)	(139,713,234)
Profit (loss)	48,863,502	59,263,706	611,306,778
Other Comprehensive Income	117,954,715	25,380,251	147,333,179
TOTAL COMPREHENSIVE INCOME	$ 166,818,217	$ 84,643,957	$ 758,639,957
Enel Green Power del Sur Spa.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated
Total Current Assets	$ 355,104,853
Total Non Current Assets	4,330,554,984
TOTAL ASSETS	4,685,659,837
Total Current Liabilities	590,177,775
Non-current Liabilities	2,877,283,498
Equity	1,218,198,564
TOTAL LIABILITIES AND EQUITY	4,685,659,837
Revenue	616,697,946
Raw materials and consumables used	(130,057,863)
Contribution Margin	(486,640,083)
Gross Operating Income	393,741,092
Operating Income	186,793,960
Financial Results	(99,390,792)
Income before Taxes	87,127,765
Income tax expense	(23,462,937)
Profit (loss)	63,664,828
Other Comprehensive Income	140,616,668
TOTAL COMPREHENSIVE INCOME	$ 204,281,496
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 1,805,201,223	$ 1,683,683,256
Total Non Current Assets	3,002,358,288	2,950,604,840
TOTAL ASSETS	4,807,559,511	4,634,288,096
Total Current Liabilities	1,182,232,737	1,368,122,040
Non-current Liabilities	888,026,719	910,617,397
Equity	2,737,300,055	2,355,548,659
TOTAL LIABILITIES AND EQUITY	4,807,559,511	4,634,288,096
Revenue	3,079,772,877	3,198,265,169
Raw materials and consumables used	(2,227,757,665)	(2,390,034,659)
Contribution Margin	(852,015,212)	808,230,510
Gross Operating Income	723,307,269	681,160,341
Operating Income	659,468,037	615,962,079
Financial Results	(24,122,748)	50,560,296
Income before Taxes	644,714,864	681,555,884
Income tax expense	(141,836,531)	(164,949,629)
Profit (loss)	502,878,333	516,606,255
Other Comprehensive Income	185,510,243	(89,055,604)
TOTAL COMPREHENSIVE INCOME	$ 688,388,576	$ 427,550,651